Share Capital - Schedule of Stock by Class (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Class of Stock [Line Items]
Common Stock, Shares Authorized	300,000,001	300,000,001	300,000,001
Common Stock, Shares, Outstanding	8,233,325	6,144,395	6,143,463
Common Stock, Value, Outstanding	$ 25	$ 18	$ 18
Ordinary Common Stock [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized	266,666,667	266,666,667	266,666,667
Common Stock, Shares, Outstanding	6,970,854	2,256,924	1,541,842
Common Stock, Value, Outstanding	21	4	4
Restricted Voting Common Stock [Member]
Class of Stock [Line Items]
Common Stock, Shares Authorized	33,333,334	33,333,334	33,333,334
Common Stock, Shares, Outstanding	1,262,471	3,887,471	4,601,621
Common Stock, Value, Outstanding	$ 4	$ 14	$ 14